Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of maximum limit of registered capital to discontinue general reserve	50.00%
Appropriated retained earnings	¥ 87,759	$ 13,450	¥ 84,537	¥ 75,929
Restricted net assets	¥ 15,734,456	$ 2,411,411	¥ 13,311,536